Loans, Impaired Loans, and Allowance for Credit Losses - Summary of Macroeconomic Variables Impacted in Determining ECLs (Detail) - $ / $	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Base Forecasts [member] | 12-month ECL [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.76	0.79
Base Forecasts [member] | Remaining 4-year forecast period [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.77	0.80
Base Forecasts [member] | Canada [member] | 12-month ECL [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.80%	6.00%
Real gross domestic product (GDP)	1.60%	2.30%
Home prices	7.10%	3.40%
Central bank policy interest rate	1.31%	1.88%
Base Forecasts [member] | Canada [member] | Remaining 4-year forecast period [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.80%	6.00%
Real gross domestic product (GDP)	1.80%	1.70%
Home prices	2.70%	3.40%
Central bank policy interest rate	1.53%	2.47%
Base Forecasts [member] | United States [member] | 12-month ECL [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	3.80%	3.70%
Real gross domestic product (GDP)	1.90%	2.90%
Home prices	3.60%	5.10%
Central bank policy interest rate	1.75%	2.88%
U.S. 10-year treasury yield	1.76%	3.20%
U.S. 10-year BBB spread	1.80%	1.80%
Base Forecasts [member] | United States [member] | Remaining 4-year forecast period [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.10%	3.90%
Real gross domestic product (GDP)	1.80%	1.80%
Home prices	3.60%	4.00%
Central bank policy interest rate	2.20%	2.97%
U.S. 10-year treasury yield	2.50%	3.13%
U.S. 10-year BBB spread	1.80%	1.80%
Downside scenario [member] | 12-month ECL [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.74	0.77
Downside scenario [member] | Remaining 4-year forecast period [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.69	0.75
Downside scenario [member] | Canada [member] | 12-month ECL [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.80%	6.70%
Real gross domestic product (GDP)	0.60%	1.60%
Home prices	2.70%	0.90%
Central bank policy interest rate	0.75%	1.69%
Downside scenario [member] | Canada [member] | Remaining 4-year forecast period [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	8.00%	7.60%
Real gross domestic product (GDP)	0.30%	1.00%
Home prices	(3.50%)	0.20%
Central bank policy interest rate	0.63%	1.75%
Downside scenario [member] | United States [member] | 12-month ECL [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.90%	4.30%
Real gross domestic product (GDP)	0.70%	2.60%
Home prices	2.40%	4.10%
Central bank policy interest rate	1.06%	2.38%
U.S. 10-year treasury yield	1.32%	2.71%
U.S. 10-year BBB spread	1.96%	1.87%
Downside scenario [member] | United States [member] | Remaining 4-year forecast period [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.10%	6.10%
Real gross domestic product (GDP)	0.20%	1.00%
Home prices	1.70%	2.40%
Central bank policy interest rate	1.00%	2.22%
U.S. 10-year treasury yield	1.79%	2.31%
U.S. 10-year BBB spread	2.19%	2.06%
Upside scenario [member] | 12-month ECL [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.78	0.80
Upside scenario [member] | Remaining 4-year forecast period [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.83	0.86
Upside scenario [member] | Canada [member] | 12-month ECL [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.70%	5.80%
Real gross domestic product (GDP)	1.80%	2.60%
Home prices	8.90%	4.50%
Central bank policy interest rate	1.75%	2.00%
Upside scenario [member] | Canada [member] | Remaining 4-year forecast period [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.20%	5.50%
Real gross domestic product (GDP)	2.20%	2.20%
Home prices	5.90%	5.00%
Central bank policy interest rate	2.16%	3.00%
Upside scenario [member] | United States [member] | 12-month ECL [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	3.60%	3.60%
Real gross domestic product (GDP)	2.00%	3.10%
Home prices	4.40%	5.40%
Central bank policy interest rate	2.00%	3.31%
U.S. 10-year treasury yield	2.25%	4.46%
U.S. 10-year BBB spread	1.73%	1.71%
Upside scenario [member] | United States [member] | Remaining 4-year forecast period [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	3.50%	3.40%
Real gross domestic product (GDP)	2.10%	2.10%
Home prices	5.00%	4.80%
Central bank policy interest rate	2.86%	3.75%
U.S. 10-year treasury yield	3.44%	4.43%
U.S. 10-year BBB spread	1.59%	1.55%